Income tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
At January 1st		$ 19	$ 429	$ 691
Tax expense (income) during the year recognized in Profit or Loss	$ 398	121	398	(1,034)
Tax expense during the year recognised in OCI		0	(809)	773
Effect of foreign exchange		(2)	1	(1)
At December 31st		$ 138	$ 19	$ 429